Right to Use Assets and Lease Liability (Tables)	12 Months Ended
Dec. 31, 2020
Right To Use Assets And Lease Liability
Schedule of Right Use of Assets	Right to use assets is summarized below:
December 31, 2020
Right to use assets, net – related party	$44,849
Right to use assets, net	41,138
Right to use assets, net	279,038
Total	$365,025

Schedule of Lease Liability

Lease liability is summarized below:

December 31, 2020
Right to use liability, net – related party	47,418
Right to use liability, net	42,918
Right to use liability, net	289,385
Total	379,720
Less: short term portion	$(124,909)
Long term position	$254,811

Schedule of Lease Cost	Lease expense for the years ended December 31, 2020 was comprised of the following:
Operating lease expense	$49,505
Operating lease expense	$36,291
Operating lease expense – related party	$13,092